UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 3.5%
Precision Castparts Corp.	6,900	1,529,868
United Technologies Corp.	15,050	1,588,828
		3,118,696
Airlines – 1.0%
Delta Air Lines, Inc. (a)	43,450	922,444
Auto Components – 1.4%
BorgWarner, Inc. (a)	12,600	1,202,418
Biotechnology – 9.1%
Alexion Pharmaceuticals, Inc. (a)	8,600	999,578
Amgen, Inc.	12,650	1,369,869
Biogen Idec, Inc. (a)	7,800	1,701,414
Celgene Corp. (a)	15,550	2,283,673
Gilead Sciences, Inc. (a)	26,950	1,656,077
		8,010,611
Capital Markets – 3.4%
BlackRock, Inc.	5,785	1,631,139
Morgan Stanley	50,000	1,360,500
		2,991,639
Chemicals – 4.0%
Ecolab, Inc.	10,400	958,256
Monsanto Co.	26,349	2,602,754
		3,561,010
Communications Equipment – 2.0%
F5 Networks, Inc. (a)	7,000	614,320
Qualcomm, Inc.	17,750	1,145,763
		1,760,083
Computers & Peripherals – 3.5%
Apple, Inc.	6,905	3,124,512
Diversified Financial Services – 2.2%
American Express Co.	14,300	1,054,911
JPMorgan Chase & Co.	15,900	886,107
		1,941,018
Energy Equipment & Services – 0.9%
FMC Technologies, Inc. (a)	15,050	802,165
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	7,600	891,404
CVS Caremark Corp.	20,000	1,229,800
		2,121,204
Health Care Providers & Services – 2.0%
Express Scripts Holding Co. (a)	13,600	891,480
UnitedHealth Group, Inc.	12,200	888,770
		1,780,250
Health Care Technology – 1.4%
athenahealth, Inc. (a)	3,900	436,605
Cerner Corp. (a)	17,100	837,900
		1,274,505
Hotels, Restaurants & Leisure – 2.4%
Starbucks Corp.	19,900	1,417,676
Yum! Brands, Inc.	9,800	714,616
		2,132,292
Internet & Catalog Retail – 6.3%
Amazon.com, Inc. (a)	9,035	2,721,523
Priceline.com, Inc. (a)	3,220	2,819,657
		5,541,180
Internet Software & Services – 8.2%
eBay, Inc. (a)	32,950	1,703,186
Equinix, Inc. (a)	3,795	680,633
Facebook, Inc., Class A(a)	38,600	1,421,638
Google, Inc., Class A(a)	3,905	3,466,078
		7,271,535
IT Services – 6.1%
Cognizant Technology Solutions
Corp., Class A(a)	13,400	970,026
MasterCard, Inc., Class A	2,155	1,315,865
Visa, Inc., Class A	17,600	3,115,376
		5,401,267
Machinery – 2.8%
Danaher Corp.	36,400	2,451,176
Media – 5.5%
CBS Corp., Class B	21,400	1,130,776
Liberty Global plc, Class A(a)	8,400	681,408
Sirius XM Radio, Inc.	261,100	973,903
The Walt Disney Co.	14,600	943,890
Twenty-First Century Fox, Inc.,
Class A	38,050	1,136,934
		4,866,911
Oil, Gas & Consumable Fuels – 4.1%
Cabot Oil & Gas Corp.	11,450	868,139
Noble Energy, Inc.	15,400	962,346
Pioneer Natural Resources Co.	5,300	820,228
Range Resources Corp.	12,300	972,930
		3,623,643
Personal Products – 1.0%
The Estee Lauder Cos., Inc.,
Class A	13,750	902,688
Pharmaceuticals – 3.9%
Abbott Laboratories	28,050	1,027,471
Sanofi ADR	25,200	1,297,296
Zoetis, Inc.	37,200	1,108,932
		3,433,699
Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	18,300	1,295,457
Road & Rail – 4.1%
Union Pacific Corp.	23,050	3,655,499
Semiconductors & Semiconductor Equipment – 2.0%
ARM Holdings plc ADR	22,000	883,300
NXP Semiconductors NV (a)	27,350	892,978
		1,776,278
Software – 2.6%
Salesforce.com, Inc. (a)	51,550	2,255,312
Specialty Retail – 6.4%
Best Buy Co., Inc.	32,750	985,447
Dollar General Corp. (a)	24,200	1,323,014
Ross Stores, Inc.	13,800	931,086
The Home Depot, Inc.	16,500	1,303,995

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	11,000	1,109,900
		5,653,442
Textiles, Apparel & Luxury Goods – 2.2%
Lululemon Athletica, Inc. (a)	9,100	633,087
Ralph Lauren Corp.	7,200	1,310,832
		1,943,919
Trading Companies & Distributors – 1.1%
W. W. Grainger, Inc.	3,600	943,704
Wireless Telecommunication Services – 1.2%
SBA Communications Corp.,
Class A(a)	14,850	1,100,237

TOTAL COMMON STOCKS
(COST $65,552,556)		86,858,794

Investment Companies – 1.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	1,159,557	1,159,557

TOTAL INVESTMENT COMPANIES
(COST $1,159,557)		1,159,557

TOTAL INVESTMENT SECURITIES
(COST $66,712,113) — 99.5%		88,018,351

Percentages indicated are based on net assets of $88,423,987.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 95.7%
Aerospace & Defense – 3.1%
BE Aerospace, Inc. (a)	46,440	3,237,332
TransDigm Group, Inc.	22,135	3,200,500
		6,437,832
Biotechnology – 4.2%
ACADIA Pharmaceuticals, Inc. (a)	36,350	716,095
Alkermes plc (a)	123,510	4,147,466
Cubist Pharmaceuticals, Inc. (a)	63,040	3,929,283
		8,792,844
Building Products – 0.9%
Owens Corning, Inc. (a)	47,380	1,871,036
Capital Markets – 1.6%
Raymond James Financial, Inc.	76,910	3,389,424
Chemicals – 4.9%
Celanese Corp., Series A	18,780	902,567
Cytec Industries, Inc.	35,070	2,731,953
Huntsman Corp.	71,380	1,286,268
Rockwood Holdings, Inc.	33,970	2,300,788
The Scotts Mircale-Gro Co.	63,120	3,171,780
		10,393,356
Commercial Banks – 2.7%
Comerica, Inc.	58,820	2,502,203
First Horizon National Corp.	1	12
First Republic Bank	73,790	3,186,990
		5,689,205
Commercial Services & Supplies – 1.7%
Waste Connections, Inc.	82,135	3,553,160
Communications Equipment – 0.5%
Riverbed Technology, Inc. (a)	60,410	944,812
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	17,095	1,702,662
Containers & Packaging – 3.1%
Crown Holdings, Inc. (a)	83,690	3,668,133
Packaging Corp. of America	53,460	2,875,613
		6,543,746
Distributors – 0.7%
LKQ Corp. (a)	60,390	1,574,367
Diversified Consumer Services – 1.7%
Service Corp. International	186,470	3,537,336
Electrical Equipment – 2.1%
Hubbell, Inc., Class B	41,380	4,442,143
Energy Equipment & Services – 2.6%
McDermott International, Inc. (a)	181,950	1,573,868
Rowan Cos. plc, Class A (a)	115,560	3,969,486
		5,543,354
Health Care Equipment & Supplies – 4.1%
ArthroCare Corp. (a)	39,740	1,440,972
DENTSPLY International, Inc.	54,860	2,352,397
IDEXX Laboratories, Inc. (a)	30,500	2,988,695
Volcano Corp. (a)	98,110	1,959,257
		8,741,321
Health Care Providers & Services – 1.2%
Community Health Systems, Inc.	54,790	2,523,627
Health Care Technology – 1.0%
Allscripts Healthcare Solutions, Inc. (a)	132,610	2,096,564
Hotels, Restaurants & Leisure – 1.6%
Arcos Dorados Holdings, Inc.,
Class A	67,170	810,070
Brinker International, Inc.	62,490	2,508,974
		3,319,044
Household Durables – 4.5%
Harman International Industries, Inc.	43,870	2,655,451
Jarden Corp. (a)	69,315	3,151,753
NVR, Inc. (a)	1,578	1,460,597
Taylor Morrison Home Corp.,
Class A (a)	94,750	2,295,793
		9,563,594
Insurance – 2.5%
Everest Re Group Ltd.	25,325	3,381,647
Genworth Financial, Inc., Class A (a)	150,000	1,948,500
		5,330,147
Internet Software & Services – 2.1%
MercadoLibre, Inc.	17,690	2,077,337
Rackspace Hosting, Inc. (a)	51,930	2,351,909
		4,429,246
IT Services – 7.1%
Alliance Data Systems Corp. (a)	31,790	6,287,426
FleetCor Technologies, Inc. (a)	40,990	3,679,672
Genpact Ltd.	110,110	2,245,143
Total System Services, Inc.	99,940	2,739,356
		14,951,597
Life Sciences Tools & Services – 3.0%
Covance, Inc. (a)	28,290	2,333,925
Mettler-Toledo International, Inc. (a)	17,920	3,953,152
		6,287,077
Machinery – 1.2%
The Timken Co.	43,950	2,567,559
Media – 0.7%
Manchester United plc, Class A (a)	83,460	1,383,767
Oil, Gas & Consumable Fuels – 5.5%
CONSOL Energy, Inc.	71,300	2,212,439
Denbury Resources, Inc. (a)	139,480	2,440,900
Tesoro Corp.	123,120	6,999,372
		11,652,711
Pharmaceuticals – 1.4%
ViroPharma, Inc. (a)	86,490	2,968,337
Professional Services – 1.9%
IHS, Inc., Class A (a)	27,195	2,985,467

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Professional Services, continued
Robert Half International, Inc.	30,080	1,120,179
		4,105,646
Real Estate Investment Trusts (REITs) – 1.1%
Starwood Property Trust, Inc.	95,070	2,414,778
Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	29,770	2,709,963
Road & Rail – 1.4%
Landstar System, Inc.	52,670	2,847,340
Semiconductors & Semiconductor Equipment – 4.1%
Avago Technologies Ltd.	55,310	2,028,771
Lam Research Corp. (a)	33,120	1,630,166
NXP Semiconductors NV (a)	61,120	1,995,568
Skyworks Solutions, Inc. (a)	120,940	2,904,979
		8,559,484
Software – 5.2%
Concur Technologies, Inc. (a)	28,990	2,576,921
Informatica Corp. (a)	57,590	2,198,210
Nuance Communications, Inc. (a)	181,410	3,403,252
QLIK Technologies, Inc. (a)	86,810	2,718,889
		10,897,272
Specialty Retail – 10.4%
Best Buy Co., Inc.	117,270	3,528,654
Foot Locker, Inc.	92,960	3,358,645
GNC Holdings, Inc., Class A	30,310	1,599,762
Signet Jewelers Ltd.	44,650	3,264,361
Tractor Supply Co.	17,450	2,113,718
Urban Outfitters, Inc. (a)	92,260	3,926,586
Williams-Sonoma, Inc.	71,924	4,233,447
		22,025,173
Trading Companies & Distributors – 3.4%
Beacon Roofing Supply, Inc. (a)	59,920	2,444,137
United Rentals, Inc. (a)	28,910	1,657,121
WESCO International, Inc. (a)	41,030	3,109,253
		7,210,511
Wireless Telecommunication Services – 0.4%
SBA Communications Corp.,
Class A (a)	12,050	892,785

TOTAL COMMON STOCKS
(COST $157,518,158)		201,892,820

Investment Companies – 3.5%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,347,255	7,347,255

TOTAL INVESTMENT COMPANIES
(COST $7,347,255)		7,347,255

TOTAL INVESTMENT SECURITIES
(COST $164,865,413) — 99.2%		209,240,075

Percentages indicated are based on net assets of $210,845,110.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2013

1. Organization:

     The HSBC Portfolios (the “Portfolios Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio

HSBC Opportunity Portfolio	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolios Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively the “Trusts”). Schedules of Portfolio Investments (“Schedules”) for all other funds of the Trust are published separately.

     Under the Portfolios Trust’s organizational documents, the Portfolios Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     The following is a summary of the valuation inputs used as of July 31, 2013 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks(a)	86,858,794	-	-	86,858,794
Investment Companies	1,159,557	-	-	1,159,557
Total Investment Securities	88,018,351	-	-	88,018,351

Opportunity Portfolio
Investment Securities:
Common Stocks(a)	201,892,820	-	-	201,892,820
Investment Companies	7,347,255	-	-	7,347,255
Total Investment Securities	209,240,075	-	-	209,240,075

(a)       For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

4. Federal Income Tax Information:

     At July 31, 2013, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation)($)
Growth Portfolio	63,311,720	25,170,819	(464,188)	24,706,631
Opportunity Portfolio	165,145,069	46,452,326	(2,357,320)	44,095,006

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 27, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 27, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	September 27, 2013